Stock-Based Compensation (Details 4) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other restricted stock unit information
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$ 21.05	$ 10.23	$ 30.13
Total fair value of restricted stock units vested during the year ($'s in millions)	$ 29	$ 28	$ 48